Movement in Allowance for credit losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Allowance for credit losses
Balance as of January 1	¥ 3,176	$ 435	¥ 2,554	¥ 2,069
Amounts charged to expenses	404	56	669	555
Amounts written off	(63)	(9)	(47)	(70)
Balance as of December 31	¥ 3,517	$ 482	¥ 3,176	¥ 2,554